Subsidiary (Details 1) $ in Thousands	Jan. 13, 2017 USD ($)
Subsidiary [Abstract]
Current assets	$ 21
Fixed assets, net	3
Intangible assets	6,172	[1]
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	$ 5,715

[1]	In-process research and development